Revenue Recognition (Details) - Product Concentration Risk - Revenue from Contract with Customer Benchmark	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	100.00%	100.00%
Medicare
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	14.00%	16.00%
Medicaid
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	1.00%	2.00%